UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               --------------

Check here if Amendment [X]; Amendment Number:       1
                                               --------------

This Amendment (Check only one.):  [X] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Glenview Capital Management, LLC
Address:  767 Fifth Avenue, 44th Floor
          New York, NY 10153

13F File Number:  28-10134
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lawrence M. Robbins
Title:     Chief Executive Officer
Phone:     212-812-4700

Signature, Place, and Date of Signing:

      /s/ Lawrence M. Robbins      New York, New York       May 21, 2008
      -----------------------      ------------------       ------------
            [Signature]              [City, State]              [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                       -----------------

Form 13F Information Table Entry Total:        64
                                       -----------------

Form 13F Information Table Value Total:    $8,256,908
                                       -----------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                GLENVIEW CAPITAL MANAGEMENT, LLC
                                                             FORM 13F
                                                   Quarter Ended March 31, 2008

                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORP                      COM              885535104    14653  6398840 SH       SOLE                  6398840
------------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW                  COM              00817Y108   231731  5505608 SH       SOLE                  5505608
------------------------------------------------------------------------------------------------------------------------------------
AMBAC FINL GROUP INC           COM              023139108     8199  1425967 SH       SOLE                  1425967
------------------------------------------------------------------------------------------------------------------------------------
AMDOCS LTD                     ORD              G02602103   245027  8639877 SH       SOLE                  8639877
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORP            CL A             029912201   300266  7657902 SH       SOLE                  7657902
------------------------------------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN CORP         COM              03073E105   137151  3346790 SH       SOLE                  3346790
------------------------------------------------------------------------------------------------------------------------------------
ARVINMERITOR INC               COM              043353101    60161  4809047 SH       SOLE                  4809047
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC                       COM              00206R102   154235  4027016 SH       SOLE                  4027016
------------------------------------------------------------------------------------------------------------------------------------
B & G FOODS INC NEW            CL A             05508R106    11504  1045810 SH       SOLE                  1045810
------------------------------------------------------------------------------------------------------------------------------------
BEARINGPOINT INC               COM              074002106    26334 15675100 SH       SOLE                 15675100
------------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER INC                CL B             093679207    12078  4238000 SH       SOLE                  4238000
------------------------------------------------------------------------------------------------------------------------------------
BROCADE COMMUNICATIONS SYS I   COM NEW          111621306    41178  5640817 SH       SOLE                  5640817
------------------------------------------------------------------------------------------------------------------------------------
CARDINAL HEALTH INC            COM              14149Y108    38664   736310 SH       SOLE                   736310
------------------------------------------------------------------------------------------------------------------------------------
CIGNA CORP                     COM              125509109   276870  6824494 SH       SOLE                  6824494
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                  COM              17275R102    73826  3064600 SH       SOLE                  3064600
------------------------------------------------------------------------------------------------------------------------------------
CLEARWIRE CORP                 CL A             185385309      222    15000 SH       SOLE                    15000
------------------------------------------------------------------------------------------------------------------------------------
COACH INC                      COM              189754104   143449  4757856 SH       SOLE                  4757856
------------------------------------------------------------------------------------------------------------------------------------
CORNING INC                    COM              219350105    71894  2990605 SH       SOLE                  2990605
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL CORP         COM              228227104   274442  7957139 SH       SOLE                  7957139
------------------------------------------------------------------------------------------------------------------------------------
CVS CAREMARK CORPORATION       COM              126650100   339513  8380972 SH       SOLE                  8380972
------------------------------------------------------------------------------------------------------------------------------------
DOMTAR CORP                    COM              257559104    12215  1788400 SH       SOLE                  1788400
------------------------------------------------------------------------------------------------------------------------------------
DONNELLEY R R & SONS CO        COM              257867101   224756  7415252 SH       SOLE                  7415252
------------------------------------------------------------------------------------------------------------------------------------
EBAY INC                       COM              278642103   133000  4457090 SH       SOLE                  4457090
------------------------------------------------------------------------------------------------------------------------------------
EXPRESS SCRIPTS INC            COM              302182100    53224   827489 SH       SOLE                   827489
------------------------------------------------------------------------------------------------------------------------------------
FIBERTOWER CORP                NOTE 9.000%11/1  31567RAC4    24000 30000000 PRN      SOLE                                       NONE
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATL INFORMATION SV   COM              31620M106   593668 15565497 SH       SOLE                 15565497
------------------------------------------------------------------------------------------------------------------------------------
FIRST ADVANTAGE CORP           CL A             31845F100    10352   488516 SH       SOLE                   488516
------------------------------------------------------------------------------------------------------------------------------------
FIRST AMERN CORP CALIF         COM              318522307   228204  6723735 SH       SOLE                  6723735
------------------------------------------------------------------------------------------------------------------------------------
FISERV INC                     COM              337738108    74361  1546290 SH       SOLE                  1546290
------------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO             COM              428236103   150331  3292400 SH       SOLE                  3292400
------------------------------------------------------------------------------------------------------------------------------------
INGERSOLL-RAND COMPANY LTD     CL A             G4776G101   549623 12328916 SH       SOLE                 12328916
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                     RUSSELL 2000     464287655   352677  5164400 SH  PUT  SOLE                  5164400
------------------------------------------------------------------------------------------------------------------------------------
ITT EDUCATIONAL SERVICES INC   COM              45068B109    90122  1962154 SH       SOLE                  1962154
------------------------------------------------------------------------------------------------------------------------------------
LIGAND PHARMACEUTICALS INC     CL B             53220K207    18962  4740431 SH       SOLE                  4740431
------------------------------------------------------------------------------------------------------------------------------------
LIMITED BRANDS INC             COM              532716107    57895  3385680 SH       SOLE                  3385680
------------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP                  COM              58155Q103   378112  7220018 SH       SOLE                  7220018
------------------------------------------------------------------------------------------------------------------------------------
MEADWESTVACO CORP              COM              583334107    13610   500000 SH       SOLE                   500000
------------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH SOLUTIONS INC     COM              58405U102   120399  2749465 SH       SOLE                  2749465
------------------------------------------------------------------------------------------------------------------------------------
MUELLER WTR PRODS INC          COM SER B        624758207     6657   844855 SH       SOLE                   844855
------------------------------------------------------------------------------------------------------------------------------------
NALCO HOLDING COMPANY          COM              62985Q101   229606 10856059 SH       SOLE                 10856059
------------------------------------------------------------------------------------------------------------------------------------
NCR CORP NEW                   COM              62886E108   310533 13601978 SH       SOLE                 13601978
------------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC                 COM NEW          629377508   196575  5041689 SH       SOLE                  5041689
------------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                   COM              681904108   220144 12122463 SH       SOLE                 12122463
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                    COM              68389X105    39120  2000000 SH       SOLE                  2000000
------------------------------------------------------------------------------------------------------------------------------------
POLO RALPH LAUREN CORP         CL A             731572103    31409   538843 SH       SOLE                   538843
------------------------------------------------------------------------------------------------------------------------------------
POWERWAVE TECHNOLOGIES INC     COM              739363109     3066  1202332 SH       SOLE                  1202332
------------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA INC                   COM NEW          74157K846    25413  3457636 SH       SOLE                  3457636
------------------------------------------------------------------------------------------------------------------------------------
PROTECTION ONE INC             COM NEW          743663403     1008   105113 SH       SOLE                   105113
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                   COM              747525103    78605  1917200 SH       SOLE                  1917200
------------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC             COM              75952B105    18025   762158 SH       SOLE                   762158
------------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                  COM              803111103     5707   408200 SH       SOLE                   408200
------------------------------------------------------------------------------------------------------------------------------------
SMART BALANCE INC              COM              83169Y108    19814  2508156 SH       SOLE                  2508156
------------------------------------------------------------------------------------------------------------------------------------
TEEKAY CORPORATION             COM              Y8564W103    14546   342500 SH       SOLE                   342500
------------------------------------------------------------------------------------------------------------------------------------
TELLABS INC                    COM              879664100    34601  6348868 SH       SOLE                  6348868
------------------------------------------------------------------------------------------------------------------------------------
TERRESTAR CORP                 COM              881451108     6593  1350948 SH       SOLE                  1350948
------------------------------------------------------------------------------------------------------------------------------------
THERMO FISHER SCIENTIFIC INC   COM              883556102   290130  5104332 SH       SOLE                  5104332
------------------------------------------------------------------------------------------------------------------------------------
TYCO ELECTRONICS LTD           COM NEW          G9144P105    12082   352028 SH       SOLE                   352028
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD BERMUDA          SHS              G9143X208   329807  7487100 SH       SOLE                  7487100
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC         COM              91324P102   163033  4744856 SH       SOLE                  4744856
------------------------------------------------------------------------------------------------------------------------------------
VERISIGN INC                   COM              92343E102   151531  4558680 SH       SOLE                  4558680
------------------------------------------------------------------------------------------------------------------------------------
VIRGIN MEDIA INC               COM              92769L101   215738 15333188 SH       SOLE                 15333188
------------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC                  COM              94973V107   102590  2324715 SH       SOLE                  2324715
------------------------------------------------------------------------------------------------------------------------------------
WILLIS GROUP HOLDINGS LTD      SHS              G96655108   151467  4506596 SH       SOLE                  4506596
------------------------------------------------------------------------------------------------------------------------------------
WYETH                          COM              983024100    52200  1250000 SH       SOLE                  1250000
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